FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 12 – FAIR VALUE OF FINANCIAL INSTRUMENTS

As of December 31, 2023, the Company’s marketable securities consist of liquid funds, which have been classified as Level 1 of the fair value hierarchy because they have been valued using quoted prices in active markets. The Company’s cash and cash equivalents have also been classified as Level 1 on the same principle. Financial instruments are classified as current if they are expected to be liquidated within the next twelve months. The Company’s remaining investments have been classified as Level 3 instruments as there is little or no market data. Level 3 investments are valued using cost-method.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2023, and March 31, 2023, and indicates the fair value hierarchy of the valuation techniques the Company used to determine such fair value

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
December 31, 2023

Cash and cash equivalents:	1,650,223	-	-	1,650,223
Total cash and cash equivalents	1,650,223	-	-	1,650,223

Investments:
Marketable securities	4,623	-	-	4,623
Total Investment	4,623	-	-	4,623

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
March 31, 2023

Cash and cash equivalents:	21,378	-	-	21,378
Total cash and cash equivalents	21,378	-	-	21,378

Investments:
Marketable securities	14,415	-	-	14,415
Total Investment	14,415	-	-	14,415